Description of Business and Basis of Presentation - Additional Information (Detail) $ in Thousands		3 Months Ended	9 Months Ended			12 Months Ended
	Aug. 03, 2023 USD ($) Titles	Jun. 30, 2023 USD ($)	Oct. 01, 2023 USD ($)		Sep. 25, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 25, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 27, 2023 USD ($)
Organization [Line Items]
Allocated share based compensation expenses						$ 62,500	$ 73,400	$ 4,506	$ 70,200	$ 3,735
Entertainment One Film and Television Business [Member]
Organization [Line Items]
Reporting unit, amount of fair value in excess of carrying amount		$ 296,167
Goodwill, impairment loss		231,000	$ 231,000	[1]				0		0
Impairment of intangible assets, finite-lived		$ 65,167
Entertainment One Film and Television Business [Member] | Lionsgate
Organization [Line Items]
Business acquisition date of agreement	Aug. 03, 2023
Entertainment One Film and Television Business [Member] | Lionsgate | Purchase Agreement [Member]
Organization [Line Items]
Payments to acquire businesses gross	$ 500,000
Description of business acquisition consideration transferred other than cash	Upon consummation of the Transaction, the historical operations of the Company will be transferred to the Purchaser, and Hasbro and the Purchaser will enter into various commercial agreements designed to continue to serve their respective customers. The sale will include employees, a content library of nearly 6,500 titles, active productions for non-Hasbro owned IP and the eOne unscripted business, which will include rights for certain Hasbro-based shows.
Film and Television Business | Entertainment One Film and Television Business [Member]
Organization [Line Items]
Disposal group including discontinued operation											$ 375,000
Number of titles sold to the acquiree in respect of the content library | Titles	6,500
General and administrative expense
Organization [Line Items]
Allocated share based compensation expenses						$ 54,800	$ 69,200		$ 70,200
General and administrative expense | Treasury Function Tax Services And Employees Legal Functions | Hasbro | Entertainment One Film and Television Business [Member]
Organization [Line Items]
Costs and expenses related party			299		$ 100			1,008		261
General and administrative expense | Share Based Compensation Programmes at the Corporate Level | Hasbro | Entertainment One Film and Television Business [Member]
Organization [Line Items]
Allocated share based compensation expenses			$ 8,223		$ 3,019			$ 4,506		$ 3,735

[1]	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.